Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 2,195	€ 4,859
Fair value of non-cashcollateral received	2,224	4,885
Net exposure	(29)	(25)
Non-cash collateral that can be sold or repledged in the absence of default	1,740	4,166
Non-cash collateral that has been sold or transferred	€ 0	€ 0